T. Rowe Price Balanced Fund, Inc.
Balanced Fund SUMMARY
Investment Objective
The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed income securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		T. Rowe Price Balanced Fund, Inc.
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee		none
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		T. Rowe Price Balanced Fund, Inc.
Management fees		0.45%
Distribution and service (12b-1) fees		none
Other expenses		0.21%
Acquired fund fees and expenses		0.03%
Total annual fund operating expenses		0.69%
Fee waiver/expense reimbursement	[1]	0.03%
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	0.66%
[1]	T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.
[2]	The figure shown under "Total annual fund operating expenses after fee waiver/expense reimbursement" does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price Balanced Fund, Inc.	67	211	368	822

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 57.9% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies

The fund normally invests approximately 65% of its total assets in U.S. and foreign common stocks and 35% in fixed income securities. The fund will invest at least 25% of total assets in fixed income senior securities.

When deciding upon overall allocations between stocks and fixed income securities, the portfolio manager may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. When strong economic growth is expected, the manager may favor stocks.

When selecting particular stocks, the manager will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, small- to large-cap stocks, and stocks of companies involved in activities related to commodities and other real assets. Domestic stocks are drawn from the overall U.S. market and international stocks are selected primarily from large companies in developed countries, although stocks in emerging markets may also be purchased. This process draws heavily upon T. Rowe Price’s proprietary stock research expertise. While the fund maintains a well-diversified portfolio, its manager may at a particular time shift stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential.

Much the same security selection process applies to bonds. For example, when deciding whether to adjust allocations among high yield “junk” bonds, international bonds, and emerging markets bonds, the manager will weigh such factors as the outlook for the economy and corporate earnings, currency valuations, and the yield advantage that lower-rated bonds may offer over investment-grade bonds. The fund will invest in bonds which may include foreign issues that are primarily investment grade (i.e, assigned one of the four highest credit ratings) and are chosen from across the entire government, corporate, and asset- and mortgage-backed bond markets. Maturities will reflect the manager’s outlook for interest rates.

The fund may invest up to 35% of its total assets in foreign securities.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the fund’s management believes will provide an opportunity for substantial appreciation. These situations might arise when the fund’s management believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause the fund to underperform other funds with a similar investment objective.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Small- and medium-sized companies often have less experienced management, more limited financial resources, and less publicly available information than larger companies. Stocks of smaller companies may have limited trading markets and tend to be more sensitive to changes in overall economic conditions. To the extent the fund invests in companies that derive their profits from commodities and other real assets, it is subject to the risk that periods of low inflation will lessen relative returns and cause the fund to underperform other comparable stock funds.

Risks of bond investing Bonds have three main sources of risk. Interest rate risk is the risk that a rise in interest rates will cause the price of a debt security held by the fund to fall. Securities with longer maturities typically suffer greater declines than those with shorter maturities. Mortgage-backed securities can react somewhat differently to interest rate changes because falling rates can cause losses of principal due to increased mortgage prepayments and rising rates can lead to decreased prepayments and greater volatility. Credit risk is the risk that an issuer of a debt security will default (fail to make scheduled interest or principal payments), potentially reducing the fund’s income level and share price. This risk is increased when a security is downgraded or the perceived creditworthiness of the issuer deteriorates.

Liquidity risk is the risk that the fund may not be able to sell a holding in a timely manner or at a desired price.

While the fund’s bond investments are expected to primarily be investment-grade, the fund may invest in bonds that are rated below investment-grade, also known as high yield or “junk” bonds, including those with the lowest credit rating. High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, the securities they issue carry a higher risk of default and should be considered speculative. The fund’s exposure to credit risk, in particular, is increased to the extent it invests in high yield bonds.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for a fund’s investments in emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Balanced Fund Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	15.41%
Worst Quarter	12/31/08	-15.68%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns		1 Year	5 Years	10 Years
T. Rowe Price Balanced Fund, Inc.		0.90%	2.24%	5.11%
T. Rowe Price Balanced Fund, Inc. Returns after taxes on distributions		0.27%	1.26%	4.12%
T. Rowe Price Balanced Fund, Inc. Returns after taxes on distributions and sale of fund shares		0.93%	1.56%	4.03%
T. Rowe Price Balanced Fund, Inc. Morningstar Moderate Target Risk		0.53%	3.07%	6.00%
T. Rowe Price Balanced Fund, Inc. Combined Index Portfolio	[1]	2.06%	1.96%	4.40%
T. Rowe Price Balanced Fund, Inc. Lipper Balanced Funds Index		0.74%	1.80%	4.13%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 50% domestic stocks (S&P 500 Index), 40% bonds (Barclays Capital U.S. Aggregate Bond Index), and 10% international stocks (MSCI EAFE Index) through 4/30/08. From 5/1/08 through 12/31/11, the portfolio was composed of 48.1%-52% domestic stocks (S&P 500 Index), 35% bonds (Barclays Capital U.S. Aggregate Index), and 13%-16.9% international stocks (MSCI EAFE Index). The indices and percentages may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Balanced Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000871839
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012
T. Rowe Price Balanced Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Balanced Fund SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed income securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 57.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.90%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The figure shown under “Total annual fund operating expenses after fee waiver/reimbursement” does not match the “Ratio of expenses to average net assets” shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund normally invests approximately 65% of its total assets in U.S. and foreign common stocks and 35% in fixed income securities. The fund will invest at least 25% of total assets in fixed income senior securities.

When deciding upon overall allocations between stocks and fixed income securities, the portfolio manager may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. When strong economic growth is expected, the manager may favor stocks.

When selecting particular stocks, the manager will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, small- to large-cap stocks, and stocks of companies involved in activities related to commodities and other real assets. Domestic stocks are drawn from the overall U.S. market and international stocks are selected primarily from large companies in developed countries, although stocks in emerging markets may also be purchased. This process draws heavily upon T. Rowe Price’s proprietary stock research expertise. While the fund maintains a well-diversified portfolio, its manager may at a particular time shift stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential.

Much the same security selection process applies to bonds. For example, when deciding whether to adjust allocations among high yield “junk” bonds, international bonds, and emerging markets bonds, the manager will weigh such factors as the outlook for the economy and corporate earnings, currency valuations, and the yield advantage that lower-rated bonds may offer over investment-grade bonds. The fund will invest in bonds which may include foreign issues that are primarily investment grade (i.e, assigned one of the four highest credit ratings) and are chosen from across the entire government, corporate, and asset- and mortgage-backed bond markets. Maturities will reflect the manager’s outlook for interest rates.

The fund may invest up to 35% of its total assets in foreign securities.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the fund’s management believes will provide an opportunity for substantial appreciation. These situations might arise when the fund’s management believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause the fund to underperform other funds with a similar investment objective.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Small- and medium-sized companies often have less experienced management, more limited financial resources, and less publicly available information than larger companies. Stocks of smaller companies may have limited trading markets and tend to be more sensitive to changes in overall economic conditions. To the extent the fund invests in companies that derive their profits from commodities and other real assets, it is subject to the risk that periods of low inflation will lessen relative returns and cause the fund to underperform other comparable stock funds.

Risks of bond investing Bonds have three main sources of risk. Interest rate risk is the risk that a rise in interest rates will cause the price of a debt security held by the fund to fall. Securities with longer maturities typically suffer greater declines than those with shorter maturities. Mortgage-backed securities can react somewhat differently to interest rate changes because falling rates can cause losses of principal due to increased mortgage prepayments and rising rates can lead to decreased prepayments and greater volatility. Credit risk is the risk that an issuer of a debt security will default (fail to make scheduled interest or principal payments), potentially reducing the fund’s income level and share price. This risk is increased when a security is downgraded or the perceived creditworthiness of the issuer deteriorates.

Liquidity risk is the risk that the fund may not be able to sell a holding in a timely manner or at a desired price.

While the fund’s bond investments are expected to primarily be investment-grade, the fund may invest in bonds that are rated below investment-grade, also known as high yield or “junk” bonds, including those with the lowest credit rating. High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, the securities they issue carry a higher risk of default and should be considered speculative. The fund’s exposure to credit risk, in particular, is increased to the extent it invests in high yield bonds.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for a fund’s investments in emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Balanced Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	15.41%
Worst Quarter	12/31/08	-15.68%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
T. Rowe Price Balanced Fund, Inc. | T. Rowe Price Balanced Fund, Inc.
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Maximum account fee	rr_MaximumAccountFee	20	[1]
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.66%	[3]
Expense Example:	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	67
3 years	rr_ExpenseExampleYear03	211
5 years	rr_ExpenseExampleYear05	368
10 years	rr_ExpenseExampleYear10	822
Bar Chart Table:	rr_BarChartTableAbstract
02	rr_AnnualReturn2002	(8.54%)
03	rr_AnnualReturn2003	21.71%
04	rr_AnnualReturn2004	10.32%
05	rr_AnnualReturn2005	5.52%
06	rr_AnnualReturn2006	13.73%
07	rr_AnnualReturn2007	7.18%
08	rr_AnnualReturn2008	(28.43%)
09	rr_AnnualReturn2009	28.28%
10	rr_AnnualReturn2010	12.51%
11	rr_AnnualReturn2011	0.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.68%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.90%
5 Years	rr_AverageAnnualReturnYear05	2.24%
10 Years	rr_AverageAnnualReturnYear10	5.11%
T. Rowe Price Balanced Fund, Inc. | Returns after taxes on distributions | T. Rowe Price Balanced Fund, Inc.
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.27%
5 Years	rr_AverageAnnualReturnYear05	1.26%
10 Years	rr_AverageAnnualReturnYear10	4.12%
T. Rowe Price Balanced Fund, Inc. | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Balanced Fund, Inc.
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.93%
5 Years	rr_AverageAnnualReturnYear05	1.56%
10 Years	rr_AverageAnnualReturnYear10	4.03%
T. Rowe Price Balanced Fund, Inc. | Morningstar Moderate Target Risk | T. Rowe Price Balanced Fund, Inc.
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.53%
5 Years	rr_AverageAnnualReturnYear05	3.07%
10 Years	rr_AverageAnnualReturnYear10	6.00%
T. Rowe Price Balanced Fund, Inc. | Combined Index Portfolio | T. Rowe Price Balanced Fund, Inc.
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.06%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.96%	[4]
10 Years	rr_AverageAnnualReturnYear10	4.40%	[4]
T. Rowe Price Balanced Fund, Inc. | Lipper Balanced Funds Index | T. Rowe Price Balanced Fund, Inc.
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.74%
5 Years	rr_AverageAnnualReturnYear05	1.80%
10 Years	rr_AverageAnnualReturnYear10	4.13%

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.
[3]	The figure shown under "Total annual fund operating expenses after fee waiver/expense reimbursement" does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses.
[4]	Combined Index Portfolio is an unmanaged portfolio composed of 50% domestic stocks (S&P 500 Index), 40% bonds (Barclays Capital U.S. Aggregate Bond Index), and 10% international stocks (MSCI EAFE Index) through 4/30/08. From 5/1/08 through 12/31/11, the portfolio was composed of 48.1%-52% domestic stocks (S&P 500 Index), 35% bonds (Barclays Capital U.S. Aggregate Index), and 13%-16.9% international stocks (MSCI EAFE Index). The indices and percentages may vary over time.